SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES, INCLUDING ESTIMATED INTEREST PAYMENTS (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	$ 74,527
Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	24,630
Later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	439
Later Than Two Year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	49,458
Lease liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	1,886
Lease liabilities [member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	1,447
Lease liabilities [member] | Later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	439
Lease liabilities [member] | Later Than Two Year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities
Loans and borrowings [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	49,458
Loans and borrowings [member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities
Loans and borrowings [member] | Later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities
Loans and borrowings [member] | Later Than Two Year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	49,458
Trade and other payables [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	23,183
Trade and other payables [member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	23,183
Trade and other payables [member] | Later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities
Trade and other payables [member] | Later Than Two Year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities